Note 1 - Basis of Presentation and General Information (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Shareholders Ownership, Percentage	60.20%
Working Capital Deficit	$ 18,400,000
Net Income (Loss) Attributable to Parent, Total	3,790,077	$ 1,957,095
Net Income (Loss) Available to Common Stockholders, Basic, Total	3,565,452	1,797,533
Net Cash Provided by (Used in) Operating Activities, Total	6,369,001	$ 2,025,551
Cash, Ending Balance	3,600,000
Restricted Cash and Cash Equivalents, Total	$ 2,800,000